EXHIBIT 99.3

John Deere Owner Trust 2007
Servicer's Certificate

$239,000,000 Class A-1 5.33006% Asset Backed Notes due May 15, 2008
$191,000,000 Class A-2 5.21% Asset Backed Notes due October 15, 2009
$365,000,000 Class A-3 5.04% Asset Backed Notes due July 15, 2011
$205,800,000 Class A-4 5.07% Asset Backed Notes due April 15, 2014
$15,279,095 Asset Backed Certificates

Scheduled Payment Date (30/360)	15-Sep-07
Actual Payment Date (A/360)	17-Sep-07
Collection Period Begin Date	30-Jul-07
Collection Period End Date	26-Aug-07
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	33

(1) Total Distribution Amount:	$35,511,224.41
(a) Total cash receipts during the month:	$22,380,427.40
(b) Administrative repurchases during the month:	$13,064,810.38
(c) Investment earnings on cash accounts:	$65,986.63

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders' Interest Distributable Amount deposited into Note Distribution Account:	$3,849,345.40
Noteholders' Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$617,582.07
(ii) Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$829,258.33
(ii) Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i) Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$1,533,000.00
(ii) Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i) Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$869,505.00
(ii) Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders' Principal Distribution Amount deposited into Note Distribution Account:	$30,277,412.76
Noteholders' Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders' Monthly Principal Distributable Amount:	$30,277,412.76
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
(iii) Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders' Principal Distributable Amount:	$30,277,412.76

(b) (i) Class A-2 Noteholders' Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
(iii) Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
(iv) Class A-2 Noteholders' Principal Distributable Amount:	$0.00

(c) (i) Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
(iii) Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
(iv) Class A-3 Noteholders' Principal Distributable Amount:	$0.00

(d) (i) Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
(iii) Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
(iv) Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5) Noteholders' Distributable Amount:	$34,126,758.16

(6) Reserve Account balance:
(a) Beginning balance:	$15,241,187.00
(b) Amount of deposit from Collection Account to Reserve Account:	$0.00
(c) Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
(i) Interest Amount included above:	$0.00
(ii) Principal Amount included above:	$0.00
(d) Ending Balance (after giving effect to all distributions):	$15,241,187.00
(e) Specified Reserve Account Balance (after all distributions and adjustments):	$15,241,187.00

(7) Servicing Fee:	$735,199.53
(a) Amount of Servicing Fee earned:	$735,199.53
(b) Amount of Servicing Fee paid:	$735,199.53
(c) Amount of Servicing Fee Shortfall:	$0.00

(8) (a) Certificateholders' Principal Distributable Amount applicable to current period:	$0.00
(b) % of Principal Distribution Amount applicable to Certificate holders:	0.00%
(c) Certificateholders' Principal Carryover Shortfall:	$0.00
(d) Certificateholders' Principal Distributable Amount:	$0.00

(9) Certificateholders' Distributable Amount:	$0.00

(10) Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):	$649,166.72

(11) (a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of
the related Collection Period:	$851,650,216.33

(b) Note Value as of the end of the related Collection Period:	$873,202,865.60

(c) Number of Accounts at the end of the related Collection Period:	18,758

(12) After giving effect to all distributions on such Payment Date:
(a) (i) Outstanding Principal Balance of Class A-1 Notes:	$96,123,770.39
(ii) Class A-1 Note Pool Factor:	0.4021915

(b) (i) Outstanding Principal Balance of Class A-2 Notes:	$191,000,000.00
(ii) Class A-2 Note Pool Factor:	1.0000000

(c) (i) Outstanding Principal Balance of Class A-3 Notes:	$365,000,000.00
(ii) Class A-3 Note Pool Factor:	1.0000000

(d) (i) Outstanding Principal Balance of Class A-4 Notes:	$205,800,000.00
(ii) Class A-4 Note Pool Factor:	1.0000000

(e) (i) Outstanding Principal Balance of the Certificates:	$15,279,095.00
(ii) Certificate Pool Factor:	1.0000000

(13) Aggregate amount of Purchased Receivables for related Collection Period:	$0.00

(14) (i) Aggregate amount of net losses for the collection period :	$320,980.91
(ii) Cumulative amount of net losses:	$338,855.35
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.03%

(15) (i) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.86%
(ii) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.57%

(16) Collateral Composition
(a) Number of loans at the beginning of the period:	19,000
(b) Number of loans at the end of the period:	18,758
(c) Weighted average remaining term on receivables:	45.61
(d) Prepayment amount - monthly:	$14,767,246.65
(e) Prepayment amount - life-to-date:	$76,757,095.28
(f) Weighted average APR of the pool assets:	7.49%
(g) Pool Factor:	0.85